Concentration and Risks	12 Months Ended
Dec. 31, 2012
CONCENTRATION AND RISKS [Abstract]
Concentration and Risks

3. CONCENTRATION AND RISKS

(a) Credit risks

Financial instruments that potentially expose the Group to concentrations of credit risk primarily consist of cash and cash equivalents, term deposits, short-term investments, accounts receivables and other receivables. As of December 31, 2011 and 2012, a majority of the Group’s cash and cash equivalents and term deposits were held by financial institutions located in the PRC that management believes are of high-credit ratings and quality.

(b) Concentration of risks

The Group’s revenue consists of revenues from consumer mobile security, enterprise mobility, mobile games and advertising, and other services. The Group collects revenues from end users through wireless carriers, SPs, independent distributors and other third party agents. The top 10 of these intermediaries accounted for 87%, 93% and 77% of the Group’s total net revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table summarizes the percentage of the Group’s revenues from Tianjin Yidatong Technology Development Co., Ltd. (“Yidatong”), wireless carriers, other SPs or independent distributors with over 10% of total net revenues:

	For the Years Ended December 31,
	2010	2011	2012
Yidatong	21%	26%	22%
A	10%	1%	2%
D	10%	13%	11%
F	10%	10%	8%

The following table summarizes the percentage of the Group’s accounts receivables due from Yidatong, wireless carriers, other SPs or independent distributors with over 10% of the Group’s total accounts receivables:

	As of December 31,
	2011	2012
Yidatong	20%	17%
D	23%	13%
E	12%	8%

(c) Foreign currency risk

The Group conducts its business in both the PRC and overseas. A majority of the Group’s operating transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes based on the PRC central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the companies in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

(d) PRC Regulations

The Chinese market in which the Group operates exposes the Company to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide mobile Internet services through contractual arrangements in the PRC since this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC.

The relevant regulatory authorities would have broad discretion in interpreting applicable laws and regulations. If the PRC government determines that the Group does not comply with applicable laws and regulations, it could revoke the Group’s business and operating licenses, require the Group to discontinue or restrict its operations, restrict its right to collect revenues, block its website, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The PRC government may also require the Group to restructure the Group’s operations entirely if it considers that its contractual arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government is yet to find any such contractual arrangements to be in non-compliance. However, any such restructuring may cause significant disruption to the Group’s business operations. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIE and its subsidiaries or the right to receive their economic benefits, this may result in the Group being unable to control, and hence unable to consolidate, the VIE and its subsidiaries.

(e) Risks related to the VIE of the Group

It is possible that the Company’s operation of certain of its operations and businesses through VIE could be found by PRC authorities to be in violation of PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If such a finding were made, regulatory authorities with jurisdiction over the licensing and operation of such operations businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company’s income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company’s business operations, and have a materially adverse impact on the Company’s cash flows, financial position and operating performance. The Company’s management considers the possibility of such a finding by PRC regulatory authorities to be remote.

In addition, it is possible that the contracts with the Company, the Company’s VIE and shareholders of its VIE would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company was unable to enforce these contractual arrangements, the Company would not be able to exert effective control over the affected VIE. Consequently, the results of operations, assets and liabilities of the VIE and its subsidiaries would not be included in the Company’s consolidated financial statements. If such were the case, the Company’s cash flows, financial position and operating performance would be materially adversely affected. The Company’s contractual arrangements with respect to its consolidated VIE are approved and in place. The Company’s management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company’s operations and contractual relationships would find the contracts to be unenforceable.